Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 20, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TSS
Entity Registrant Name	TOTAL SYSTEM SERVICES INC
Entity Central Index Key	0000721683
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		186,586,846
Entity Public Float			$ 4,372,878,000